Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Bank Borrowings
Current	$ 26,883
Non-current		$ 26,861
Bank borrowings	$ 26,883	$ 26,861
Weighted average interest rate for outstanding bank borrowings (as a percent)	1.10%	1.89%